FVM - Financial instruments not measured at fair value - Assets (Detail) - Total assets - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Aggregated Measurement [Member]
Carrying amount
Cash and balances at central banks	$ 169.4	$ 192.8
Loans and advances to banks	14.8	15.5
Receivables from securities financing transactions	67.8	75.0
Cash collateral receivables on derivative instruments	35.0	30.5
Loans and advances to customers	387.2	397.8
Other financial assets measured at amortized cost	53.3	26.2
Not measured at fair value
Carrying amount
Cash and balances at central banks	169.4	192.8
Loans and advances to banks	14.8	15.5
Receivables from securities financing transactions	67.8	75.0
Cash collateral receivables on derivative instruments	35.0	30.5
Loans and advances to customers	374.9	396.9
Other financial assets measured at amortized cost	50.8	26.5
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Cash and balances at central banks	169.4	192.7
Loans and advances to banks	14.0	14.8
Receivables from securities financing transactions	64.3	71.6
Cash collateral receivables on derivative instruments	35.0	30.5
Loans and advances to customers	134.3	163.1
Other financial assets measured at amortized cost	12.9	4.1
Not measured at fair value | Level 1
Carrying amount
Cash and balances at central banks	0.1	0.1
Loans and advances to banks	0.0	0.0
Receivables from securities financing transactions	0.0	0.0
Cash collateral receivables on derivative instruments	0.0	0.0
Loans and advances to customers	0.0	0.0
Other financial assets measured at amortized cost	10.3	9.3
Not measured at fair value | Level 2
Carrying amount
Cash and balances at central banks	0.0	0.0
Loans and advances to banks	0.7	0.7
Receivables from securities financing transactions	1.8	1.3
Cash collateral receivables on derivative instruments	0.0	0.0
Loans and advances to customers	45.9	43.8
Other financial assets measured at amortized cost	25.1	10.7
Not measured at fair value | Level 3
Carrying amount
Cash and balances at central banks	0.0	0.0
Loans and advances to banks	0.0	0.0
Receivables from securities financing transactions	1.7	2.1
Cash collateral receivables on derivative instruments	0.0	0.0
Loans and advances to customers	194.7	190.1
Other financial assets measured at amortized cost	2.5	2.4
UBS AG | Aggregated Measurement [Member]
Carrying amount
Cash and balances at central banks	169.4	192.8
Loans and advances to banks	14.7	15.4
Receivables from securities financing transactions	67.8	75.0
Cash collateral receivables on derivative instruments	35.0	30.5
Loans and advances to customers	390.0	398.7
Other financial assets measured at amortized cost	53.4	26.2
UBS AG | Not measured at fair value
Carrying amount
Cash and balances at central banks	169.4	192.8
Loans and advances to banks	14.6	15.3
Receivables from securities financing transactions	67.8	75.0
Cash collateral receivables on derivative instruments	35.0	30.5
Loans and advances to customers	377.7	397.9
Other financial assets measured at amortized cost	51.0	26.5
UBS AG | Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Cash and balances at central banks	169.4	192.7
Loans and advances to banks	13.9	14.6
Receivables from securities financing transactions	64.3	71.6
Cash collateral receivables on derivative instruments	35.0	30.5
Loans and advances to customers	136.9	163.7
Other financial assets measured at amortized cost	13.0	4.1
UBS AG | Not measured at fair value | Level 1
Carrying amount
Cash and balances at central banks	0.1	0.1
Loans and advances to banks	0.0	0.0
Receivables from securities financing transactions	0.0	0.0
Cash collateral receivables on derivative instruments	0.0	0.0
Loans and advances to customers	0.0	0.0
Other financial assets measured at amortized cost	10.3	9.3
UBS AG | Not measured at fair value | Level 2
Carrying amount
Cash and balances at central banks	0.0	0.0
Loans and advances to banks	0.7	0.7
Receivables from securities financing transactions	1.8	1.3
Cash collateral receivables on derivative instruments	0.0	0.0
Loans and advances to customers	45.9	43.8
Other financial assets measured at amortized cost	25.1	10.7
UBS AG | Not measured at fair value | Level 3
Carrying amount
Cash and balances at central banks	0.0	0.0
Loans and advances to banks	0.0	0.0
Receivables from securities financing transactions	1.7	2.1
Cash collateral receivables on derivative instruments	0.0	0.0
Loans and advances to customers	195.0	190.4
Other financial assets measured at amortized cost	$ 2.5	$ 2.4